T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.8%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.158%, 4/15/35 (1) 340,000 332
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.664%, 1/21/35 (1) 470,000 466
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 321
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 177
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 308
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 186
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 195,000 193
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 615,000 607
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 387
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 745
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 191
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 400,000 397
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 194,000 174
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 390,000 386
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  610,000 592

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 377
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 65
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 685
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 142
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 670
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 184
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 442,913 417
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 196,000 156
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 140,000 133
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 243
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 250,000 247
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 49
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 350,000 347
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 530,982 519
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 287
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 915,000 908

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.70%, 7/17/35 (1) 290,000 288
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.238%, 7/20/29 (1) 370,000 365
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.787%, 1/24/33 (1) 660,000 655
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 95,797 95
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.58%, 7/17/29 (1) 169,950 170
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.646%, 4/20/35 (1) 355,000 352
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 76,612 75
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 209
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 229
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 628
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 434
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 413,392 344
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 339
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 181
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.648%, 10/20/29 (1) 220,725 220
Total Asset-Backed Securities (Cost $16,071) 15,475

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND MUTUAL FUNDS 17.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.43% (2)(3) 7,454,932 58,298
T. Rowe Price Inflation Protected Bond Fund - I Class, 6.06% (2)(3) 613 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.69% (2)(3) 10,087,303 63,853
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.97% (2)(3) 2,701,952 25,398
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.04% (2)(3) 8,267,250 62,583
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.51% (2)(3) 10,271,800 83,407
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.11% (2)(3) 16,613 78
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.31% (2)(3) 8,173,310 62,607
Total Bond Mutual Funds (Cost $432,151) 356,231
COMMON STOCKS 51.5%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.2%
KT (KRW)  43,025 1,073
Nippon Telegraph & Telephone (JPY)  3,278,300 3,785
4,858
Entertainment 0.2%
Liberty Media Corp-Liberty Live, Class C (4) 9,571 322
Netflix (4) 7,471 3,240
Sea, ADR (4) 10,871 409
3,971
Interactive Media & Services 2.3%
Alphabet, Class A (4) 24,065 3,277
Alphabet, Class C (4) 218,641 30,030
Meta Platforms, Class A (4) 39,057 11,557
NAVER (KRW)  5,283 855
Tencent Holdings (HKD)  12,700 526
Vimeo (4) 61,949 247
Z Holdings (JPY)  248,400 746
47,238
Media 0.1%
CyberAgent (JPY)  127,300 810
WPP (GBP)  180,463 1,749
2,559

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services 0.4%
T-Mobile U.S. (4) 52,457 7,147
Vodafone Group, ADR  105,619 985
8,132
Total Communication Services 66,758
CONSUMER DISCRETIONARY 5.2%
Automobile Components 0.3%
Autoliv, SDR (SEK)  15,460 1,508
Denso (JPY)  25,200 1,720
Dowlais Group (GBP) (4) 275,102 395
Magna International  29,289 1,723
Stanley Electric (JPY)  32,100 563
5,909
Automobiles 0.6%
General Motors  17,028 571
Honda Motor (JPY)  20,400 659
Rivian Automotive, Class A (4) 24,326 553
Suzuki Motor (JPY)  28,100 1,104
Tesla (4) 24,941 6,437
Toyota Motor (JPY)  173,400 2,987
12,311
Broadline Retail 1.6%
Alibaba Group Holding, ADR (4) 5,964 554
Amazon.com (4) 215,631 29,759
Kohl's  8,240 220
Next (GBP)  17,288 1,528
Ollie's Bargain Outlet Holdings (4) 15,369 1,185
Savers Value Village (4) 4,263 105
33,351
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (4) 7,879 744
Clear Secure, Class A  21,946 477
Duolingo (4) 3,819 562
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(5) 10,622 1
Service Corp International  13,777 869
Strategic Education  6,660 516
3,169
Hotels, Restaurants & Leisure 1.2%
Amadeus IT Group (EUR)  20,074 1,377
BJ's Restaurants (4) 13,269 390
Booking Holdings (4) 2,176 6,757

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CAVA Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $409 (4)
(5) 42,810 1,901
Chipotle Mexican Grill (4) 1,089 2,098
Chuy's Holdings (4) 10,069 384
Compass Group (GBP)  100,327 2,530
DoorDash, Class A (4) 6,564 552
Dutch Bros, Class A (4) 4,983 148
Hilton Worldwide Holdings  15,777 2,345
Jack in the Box  2,700 217
Marriott Vacations Worldwide  995 108
McDonald's  16,067 4,517
Papa John's International  12,553 950
Red Rock Resorts, Class A  7,183 316
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(5)(6)(7) 51,774 281
Wyndham Hotels & Resorts  5,693 429
25,300
Household Durables 0.2%
Installed Building Products  1,800 261
Panasonic Holdings (JPY)  128,100 1,475
Persimmon (GBP)  51,875 699
Skyline Champion (4) 7,790 555
Sony Group (JPY)  25,800 2,146
5,136
Specialty Retail 0.8%
AutoZone (4) 628 1,590
Bath & Body Works  8,197 302
Burlington Stores (4) 5,786 939
Caleres  11,300 324
Carvana (4) 11,500 579
Farfetch, Class A (4) 32,471 92
Five Below (4) 2,047 352
Floor & Decor Holdings, Class A (4) 1,597 159
Home Depot  2,760 912
Kingfisher (GBP)  648,447 1,922
Monro  11,542 378
O'Reilly Automotive (4) 2,227 2,093
RH (4) 729 266
Ross Stores  11,304 1,377
TJX  19,413 1,795
Ulta Beauty (4) 7,767 3,223
Warby Parker, Class A (4) 28,705 345
Zalando (EUR) (4) 22,460 698
17,346

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  149,854 298
Kering (EUR)  2,734 1,462
Lululemon Athletica (4) 2,801 1,068
Moncler (EUR)  23,967 1,624
NIKE, Class B  7,197 732
Samsonite International (HKD) (4) 255,000 853
Skechers USA, Class A (4) 8,103 408
6,445
Total Consumer Discretionary 108,967
CONSUMER STAPLES 3.5%
Beverages 0.6%
Boston Beer, Class A (4) 2,039 745
Coca-Cola  60,608 3,626
Coca-Cola Consolidated  484 338
Diageo (GBP)  58,365 2,390
Heineken (EUR)  21,882 2,127
Kirin Holdings (JPY)  47,900 673
PepsiCo  10,591 1,885
11,784
Consumer Staples Distribution & Retail 0.5%
Dollar General  8,245 1,142
Seven & i Holdings (JPY)  50,500 2,072
Target  11,397 1,442
Walmart  30,460 4,953
Welcia Holdings (JPY) (8) 23,200 427
10,036
Food Products 1.1%
Barry Callebaut (CHF)  604 1,052
General Mills  29,694 2,009
Hershey  11,451 2,460
Kraft Heinz  12,973 429
Mondelez International, Class A  93,446 6,659
Nestle (CHF)  63,087 7,586
Post Holdings (4) 6,537 586
Simply Good Foods (4) 6,500 235
TreeHouse Foods (4) 6,005 279
Utz Brands  24,843 384
Wilmar International (SGD)  549,000 1,535
23,214
Household Products 0.5%
Colgate-Palmolive  45,019 3,308

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  46,275 7,142
10,450
Personal Care Products 0.6%
BellRing Brands (4) 25,208 1,046
Kenvue  188,373 4,342
L'Oreal (EUR)  5,172 2,272
Oddity Tech, Class A (4) 1,768 73
Unilever (GBP)  83,509 4,265
11,998
Tobacco 0.2%
Philip Morris International  47,439 4,557
4,557
Total Consumer Staples 72,039
ENERGY 2.4%
Energy Equipment & Services 0.6%
Cactus, Class A  5,430 290
ChampionX  12,141 438
Expro Group Holdings (4) 11,722 276
Halliburton  85,579 3,305
Liberty Energy, Class A  30,817 492
NexTier Oilfield Solutions (4) 47,778 507
NOV  30,500 644
Schlumberger  93,428 5,508
11,460
Oil, Gas & Consumable Fuels 1.8%
Chevron  27,034 4,355
ConocoPhillips  18,500 2,202
Devon Energy  32,000 1,635
Diamondback Energy  14,092 2,139
EQT  120,380 5,203
Equinor (NOK)  112,944 3,469
Exxon Mobil  27,935 3,106
Kimbell Royalty Partners  12,477 191
Kinder Morgan  126,652 2,181
Magnolia Oil & Gas, Class A  24,329 555
Range Resources  92,500 2,995
Shell, ADR  30,853 1,916
Southwestern Energy (4) 99,300 673
TotalEnergies (EUR)  62,806 3,940
Williams  86,592 2,990
37,550
Total Energy 49,010

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 8.6%
Banks 2.8%
ANZ Group Holdings (AUD)  63,406 1,035
Bank of America  223,325 6,403
BankUnited  12,328 324
Blue Foundry Bancorp (4) 8,536 79
BNP Paribas (EUR)  27,573 1,783
Cadence Bank  16,628 381
Capitol Federal Financial  36,405 206
Columbia Banking System  20,100 412
CRB Group, Acquisition Date: 4/14/22, Cost $33 (4)(5)(6) 313 24
CrossFirst Bankshares (4) 15,107 162
DBS Group Holdings (SGD)  49,242 1,212
Dime Community Bancshares  12,009 256
DNB Bank (NOK)  139,268 2,753
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (4)(5)(6) 4,058 81
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (4)(5)(6) 1,993 40
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(5)(6) 605 6
East West Bancorp  17,785 984
Eastern Bankshares  20,500 276
Equity Bancshares, Class A  7,882 197
Erste Group Bank (EUR)  19,128 682
FB Financial  10,103 307
First Bancshares  10,327 293
Five Star Bancorp  7,880 172
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(5)(6) 6,708 16
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(5)(6) 1,212 —
HarborOne Bancorp  1,356 14
HDFC Bank (INR)  74,327 1,412
Heritage Commerce  31,433 273
Home BancShares  12,583 279
ING Groep (EUR)  233,987 3,315
Intesa Sanpaolo (EUR)  362,293 968
JPMorgan Chase  68,076 9,962
Kearny Financial  16,325 121
Live Oak Bancshares  13,448 435
Lloyds Banking Group (GBP)  2,407,203 1,286
Mitsubishi UFJ Financial Group (JPY)  224,200 1,789
National Bank of Canada (CAD)  31,642 2,205
Origin Bancorp  12,774 392

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Premier Bancorp  11,738 270
Pinnacle Financial Partners  7,212 480
PNC Financial Services Group  23,068 2,785
Popular  4,308 294
SouthState  7,821 566
Standard Chartered (GBP)  104,731 942
Sumitomo Mitsui Trust Holdings (JPY)  19,497 730
Svenska Handelsbanken, Class A (SEK)  191,424 1,597
Texas Capital Bancshares (4) 5,633 352
U.S. Bancorp  55,525 2,028
United Overseas Bank (SGD)  91,000 1,912
Veritex Holdings  12,628 238
Wells Fargo  77,010 3,180
Western Alliance Bancorp  7,394 370
56,279
Capital Markets 1.0%
Bridgepoint Group (GBP)  198,786 439
Brookfield (CAD)  34,717 1,185
Cboe Global Markets  17,878 2,676
Charles Schwab  12,081 715
CME Group  3,900 790
Goldman Sachs Group  13,846 4,537
Julius Baer Group (CHF)  21,608 1,500
LPL Financial Holdings  9,757 2,250
Macquarie Group (AUD)  10,663 1,219
Morgan Stanley  12,718 1,083
MSCI  579 315
P10, Class A  24,555 296
S&P Global  3,082 1,205
StepStone Group, Class A  12,359 382
TMX Group (CAD) (8) 16,840 373
XP, Class A (4) 28,000 709
19,674
Consumer Finance 0.1%
American Express  14,770 2,333
Encore Capital Group (4) 5,973 280
PRA Group (4) 11,179 218
2,831
Financial Services 2.0%
Adyen (EUR) (4) 885 739
Affirm Holdings (4) 8,435 176
ANT Group, Acquisition Date: 8/14/23, Cost $293 (4)(5)(6) 293,381 287
Berkshire Hathaway, Class B (4) 21,998 7,924
Block, Class A (4) 5,692 328

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  111,911 491
Corebridge Financial  43,485 775
Element Fleet Management (CAD)  142,284 2,187
Essent Group  3,729 187
Fiserv (4) 40,820 4,955
FleetCor Technologies (4) 3,735 1,015
Mastercard, Class A  15,013 6,195
Mitsubishi HC Capital (JPY)  123,400 802
PennyMac Financial Services  13,118 941
Toast, Class A (4) 16,525 366
Visa, Class A  56,455 13,870
41,238
Insurance 2.7%
AIA Group (HKD)  221,000 2,000
Allstate  30,791 3,320
Assurant  5,650 787
AXA (EUR)  119,802 3,599
Axis Capital Holdings  13,984 767
Chubb  32,999 6,628
Definity Financial (CAD)  21,945 604
First American Financial  6,834 422
Hanover Insurance Group  4,665 498
Hartford Financial Services Group  41,812 3,003
Kemper  6,915 325
Marsh & McLennan  7,995 1,559
MetLife  102,468 6,490
Munich Re (EUR)  10,860 4,215
Ping An Insurance Group, Class H (HKD)  77,000 461
Progressive  52,732 7,038
Sampo, Class A (EUR)  42,055 1,846
Selective Insurance Group  12,319 1,222
Storebrand (NOK)  163,566 1,311
Sun Life Financial (CAD)  38,641 1,885
Tokio Marine Holdings (JPY)  91,800 2,026
Travelers  14,190 2,288
White Mountains Insurance Group  160 254
Zurich Insurance Group (CHF)  4,958 2,325
54,873
Total Financials 174,895
HEALTH CARE 7.8%
Biotechnology 1.0%
Abcam, ADR (4) 33,757 764
Agios Pharmaceuticals (4) 5,153 141
Amgen  17,252 4,422

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apellis Pharmaceuticals (4) 13,155 555
Arcellx (4) 4,600 165
Argenx, ADR (4) 1,691 850
Ascendis Pharma, ADR (4) 5,748 563
Avid Bioservices (4) 22,336 264
Blueprint Medicines (4) 8,334 416
Cerevel Therapeutics Holdings (4) 6,726 159
Crinetics Pharmaceuticals (4) 6,400 111
CRISPR Therapeutics (4) 3,514 176
Cytokinetics (4) 7,000 245
Generation Bio (4) 12,726 61
Genmab (DKK) (4) 1,921 736
HilleVax (4) 4,620 62
Icosavax (4) 10,808 84
Immatics (4) 8,954 106
Insmed (4) 24,825 543
Ionis Pharmaceuticals (4) 8,949 360
Karuna Therapeutics (4) 2,805 527
Kymera Therapeutics (4) 3,062 59
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $3 (4)(5) 200 —
MacroGenics (4) 15,859 74
MoonLake Immunotherapeutics (4) 4,885 281
Morphic Holding (4) 2,465 136
MorphoSys, ADR (4) 27,726 208
Nkarta (4) 11,267 19
Prothena (4) 4,039 213
RAPT Therapeutics (4) 5,668 108
Regeneron Pharmaceuticals (4) 4,457 3,684
Relay Therapeutics (4) 5,609 57
Repare Therapeutics (4) 4,849 47
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(5) 1,127 3
Vaxcyte (4) 5,820 302
Vertex Pharmaceuticals (4) 7,616 2,653
Verve Therapeutics (4) 6,597 85
Xencor (4) 9,299 204
Zentalis Pharmaceuticals (4) 6,256 166
19,609
Health Care Equipment & Supplies 1.2%
Alcon (CHF)  13,095 1,093
Align Technology (4) 911 337
Becton Dickinson & Company  9,705 2,712
Elekta, Class B (SEK) (8) 114,098 815
Embecta  5,102 94
EssilorLuxottica (EUR)  8,002 1,504

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GE HealthCare Technologies  28,188 1,986
ICU Medical (4) 3,504 508
Intuitive Surgical (4) 11,071 3,462
Koninklijke Philips (EUR) (4)(8) 72,392 1,627
Masimo (4) 4,648 531
Medtronic  16,092 1,311
Neogen (4) 24,819 574
Outset Medical (4) 18,061 246
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(5)(6) 51,080 20
Penumbra (4) 379 100
PROCEPT BioRobotics (4) 18,697 638
QuidelOrtho (4) 6,072 500
Siemens Healthineers (EUR)  39,089 1,957
STERIS  8,578 1,969
Stryker  4,659 1,321
Teleflex  1,452 309
23,614
Health Care Providers & Services 2.3%
Alignment Healthcare (4) 35,573 208
Cencora  44,129 7,766
dentalcorp Holdings (CAD) (4)(8) 16,125 79
Elevance Health  25,585 11,309
Fresenius (EUR)  43,313 1,389
Guardant Health (4) 8,233 322
HCA Healthcare  7,285 2,020
Humana  6,560 3,028
ModivCare (4) 3,804 122
Molina Healthcare (4) 11,066 3,432
NeoGenomics (4) 29,672 446
Option Care Health (4) 8,217 286
Pennant Group (4) 6,060 73
Privia Health Group (4) 25,347 665
Quest Diagnostics  15,668 2,060
Tenet Healthcare (4) 11,600 900
U.S. Physical Therapy  3,762 379
UnitedHealth Group  25,695 12,246
46,730
Health Care Technology 0.0%
Certara (4) 14,001 226
Doximity, Class A (4) 7,089 169
Veeva Systems, Class A (4) 2,862 598
993
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (4) 5,000 259

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adaptive Biotechnologies (4) 6,364 43
Agilent Technologies  17,904 2,167
Bruker  10,624 697
Danaher  15,656 4,149
Evotec (EUR) (4) 25,518 598
Olink Holding, ADR (4) 11,479 190
Pacific Biosciences of California (4) 37,840 427
Repligen (4) 1,263 220
Thermo Fisher Scientific  17,981 10,017
18,767
Pharmaceuticals 2.4%
Astellas Pharma (JPY)  185,700 2,810
AstraZeneca, ADR  93,320 6,329
Bayer (EUR)  34,067 1,864
Catalent (4) 8,818 441
Eli Lilly  18,392 10,193
GSK, ADR  34,646 1,217
Johnson & Johnson  16,217 2,622
Merck  53,679 5,850
Novartis (CHF)  38,111 3,836
Novo Nordisk, Class B (DKK)  16,975 3,131
Otsuka Holdings (JPY)  30,300 1,151
Roche Holding (CHF)  13,394 3,931
Sanofi (EUR)  40,819 4,347
Structure Therapeutics, ADR (4) 5,748 162
Ventyx Biosciences (4) 3,500 117
Zoetis  7,272 1,385
49,386
Total Health Care 159,099
INDUSTRIALS & BUSINESS SERVICES 5.6%
Aerospace & Defense 0.6%
Bombardier, Class B (CAD) (4) 4,400 180
Cadre Holdings  6,413 169
General Dynamics  15,948 3,614
L3Harris Technologies  12,908 2,299
Melrose Industries (GBP)  259,744 1,680
Northrop Grumman  1,866 808
Parsons (4) 12,542 715
Safran (EUR)  11,460 1,837
TransDigm Group (4) 659 596
11,898
Building Products 0.3%
AZZ  14,231 699
Carrier Global  69,010 3,964

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CSW Industrials  3,150 566
Zurn Elkay Water Solutions  16,179 479
5,708
Commercial Services & Supplies 0.1%
Casella Waste Systems, Class A (4) 5,554 438
Cintas  834 420
Rentokil Initial (GBP)  79,149 603
Stericycle (4) 7,859 347
Tetra Tech  2,302 362
2,170
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (4) 4,321 177
Worley (AUD)  131,355 1,477
1,654
Electrical Equipment 0.8%
ABB (CHF)  68,256 2,596
AMETEK  31,086 4,959
Eaton  5,683 1,309
Hubbell  2,430 792
Legrand (EUR)  21,258 2,094
Mitsubishi Electric (JPY)  162,700 2,120
Prysmian (EUR)  43,136 1,762
Thermon Group Holdings (4) 5,888 162
15,794
Ground Transportation 0.8%
Central Japan Railway (JPY)  6,600 846
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $— (4)(5)(6) 1,199 —
CSX  193,808 5,853
Landstar System  2,222 422
Norfolk Southern  5,418 1,111
Old Dominion Freight Line  9,040 3,863
Saia (4) 2,370 1,010
Union Pacific  13,044 2,877
15,982
Industrial Conglomerates 0.8%
DCC (GBP)  17,476 956
General Electric  50,191 5,745
Roper Technologies  3,347 1,670
Siemens (EUR)  47,044 7,068
15,439
Machinery 1.2%
Caterpillar  3,249 913

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crane  2,900 264
Cummins  19,265 4,432
Deere  1,451 596
Dover  3,316 492
Enerpac Tool Group  19,406 508
EnPro Industries  2,817 384
Esab  4,899 354
ESCO Technologies  4,341 465
Federal Signal  13,105 799
Graco  6,167 487
Helios Technologies  8,761 507
IDEX  10,042 2,273
Ingersoll Rand  21,520 1,498
John Bean Technologies  4,918 541
KION Group (EUR)  22,016 879
Marel (ISK)  25,415 93
Mueller Water Products, Class A  33,787 477
RBC Bearings (4) 3,953 911
Sandvik (SEK)  69,106 1,307
SMC (JPY)  1,300 632
SPX Technologies (4) 9,659 763
THK (JPY)  33,800 617
Toro  3,185 326
Westinghouse Air Brake Technologies  43,813 4,930
25,448
Passenger Airlines 0.0%
Allegiant Travel  4,202 373
373
Professional Services 0.5%
Booz Allen Hamilton Holding  22,446 2,543
Broadridge Financial Solutions  11,806 2,198
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $61 (4)(5)(6) 7,797 42
Clarivate (4) 39,736 295
Legalzoom.com (4) 12,261 140
Paycor HCM (4) 18,383 432
Recruit Holdings (JPY)  40,900 1,457
TechnoPro Holdings (JPY)  46,600 1,143
Teleperformance (EUR)  5,672 784
Verisk Analytics  7,222 1,749
10,783
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  25,828 1,802
Beacon Roofing Supply (4) 7,609 607
Bunzl (GBP)  30,725 1,100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi (JPY)  29,800 1,470
Rush Enterprises, Class A  10,399 431
SiteOne Landscape Supply (4) 5,223 894
Sumitomo (JPY)  77,700 1,598
7,902
Total Industrials & Business Services 113,151
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 0.1%
Infinera (4) 17,238 81
Telefonaktiebolaget LM Ericsson, Class B (SEK)  271,835 1,395
1,476
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A  35,242 3,115
CTS  10,660 476
Hamamatsu Photonics (JPY)  22,700 1,050
Largan Precision (TWD)  6,000 385
Littelfuse  2,335 623
Mirion Technologies (4) 64,260 549
Murata Manufacturing (JPY)  24,400 1,365
Napco Security Technologies  8,460 210
Novanta (4) 2,963 495
Omron (JPY)  15,500 748
PAR Technology (4) 21,781 947
TE Connectivity  30,153 3,992
Teledyne Technologies (4) 2,090 874
Vontier  15,795 496
15,325
IT Services 0.4%
Accenture, Class A  9,901 3,206
MongoDB (4) 3,477 1,326
NTT Data Group (JPY)  159,900 2,150
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13 (4)(5)
(6) 302 22
Shopify, Class A (4) 21,393 1,422
Snowflake, Class A (4) 2,735 429
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(5)(6) 1,500 27
8,582
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices (4) 14,171 1,498
Analog Devices  20,551 3,736
Applied Materials  39,103 5,973
ASML Holding (EUR)  6,506 4,278
ASML Holding  3,964 2,618

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  6,499 5,998
Credo Technology Group Holding (4) 15,992 263
Entegris  8,014 811
KLA  6,244 3,134
Lam Research  6,171 4,334
Lattice Semiconductor (4) 9,873 960
MACOM Technology Solutions Holdings (4) 7,470 632
Marvell Technology  10,468 610
Micron Technology  77,796 5,441
Monolithic Power Systems  2,482 1,294
NVIDIA  50,738 25,042
NXP Semiconductors  40,151 8,260
Onto Innovation (4) 6,115 850
QUALCOMM  10,187 1,167
Renesas Electronics (JPY) (4) 62,200 1,036
SiTime (4) 1,800 239
Taiwan Semiconductor Manufacturing (TWD)  260,759 4,481
Taiwan Semiconductor Manufacturing, ADR  7,879 737
Texas Instruments  25,232 4,240
Tokyo Electron (JPY)  11,800 1,753
89,385
Software 3.7%
Adobe (4) 1,253 701
Agilysys (4) 6,024 425
Amplitude, Class A (4) 30,456 356
Atlassian, Class A (4) 4,127 842
Autodesk (4) 8,035 1,783
BILL Holdings (4) 6,361 733
Braze, Class A (4) 3,200 148
Cadence Design Systems (4) 7,025 1,689
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (4)(5)(6) 269 287
Confluent, Class A (4) 9,560 316
Crowdstrike Holdings, Class A (4) 2,169 353
Datadog, Class A (4) 4,081 394
Descartes Systems Group (4) 10,165 762
DoubleVerify Holdings (4) 20,960 709
Envestnet (4) 7,287 398
Five9 (4) 9,926 718
Fortinet (4) 3,888 234
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(5)(6) 5,153 79
Intuit  5,565 3,015
Manhattan Associates (4) 2,309 468
Microsoft  150,556 49,346
Salesforce (4) 3,300 731
SAP (EUR)  20,176 2,815

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (4) 8,647 5,092
Socure, Acquisition Date: 12/22/21, Cost $26 (4)(5)(6) 1,599 9
Synopsys (4) 5,875 2,696
Workiva (4) 7,025 786
75,885
Technology Hardware, Storage & Peripherals 1.9%
Apple  196,298 36,878
Samsung Electronics (KRW)  53,931 2,728
39,606
Total Information Technology 230,259
MATERIALS 1.8%
Chemicals 1.0%
Air Liquide (EUR)  12,993 2,348
Akzo Nobel (EUR)  17,323 1,406
Asahi Kasei (JPY)  121,600 785
BASF (EUR)  23,790 1,204
Covestro (EUR) (4) 24,616 1,307
Element Solutions  54,962 1,133
HB Fuller  3,723 270
Johnson Matthey (GBP)  44,561 919
Linde  15,231 5,895
Nutrien  24,246 1,535
Quaker Chemical  3,013 535
Sherwin-Williams  3,744 1,017
Tosoh (JPY)  9,500 123
Umicore (EUR)  36,527 968
19,445
Construction Materials 0.0%
Martin Marietta Materials  1,170 522
522
Containers & Packaging 0.0%
Amcor, CDI (AUD)  48,451 472
472
Metals & Mining 0.7%
Antofagasta (GBP)  74,633 1,367
BHP Group (AUD)  40,193 1,155
BHP Group (GBP)  55,492 1,595
Compass Minerals International  5,000 151
Constellium (4) 38,971 701
ERO Copper (CAD) (4) 11,815 244
Franco-Nevada  4,800 691
Freeport-McMoRan  36,584 1,460
Haynes International  8,394 410

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IGO (AUD)  301,853 2,694
South32 (AUD)  383,327 836
Southern Copper  25,849 2,085
Wheaton Precious Metals  22,500 981
14,370
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  97,405 1,239
West Fraser Timber (CAD)  2,981 225
1,464
Total Materials 36,273
REAL ESTATE 1.0%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  5,927 197
197
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  6,472 1,163
Prologis, REIT  10,937 1,358
Rexford Industrial Realty, REIT  11,973 640
Terreno Realty, REIT  5,203 317
3,478
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  111,003 590
590
Real Estate Management & Development 0.2%
Altus Group (CAD)  4,723 182
DigitalBridge Group  13,222 230
FirstService  8,594 1,299
Mitsui Fudosan (JPY)  89,800 1,966
Tricon Residential  43,652 370
4,047
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  44,905 3,007
Flagship Communities REIT  8,582 138
Independence Realty Trust, REIT  27,171 457
3,602
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  665,196 1,179
1,179
Specialized Real Estate Investment Trusts 0.3%
CubeSmart, REIT  15,375 641
Extra Space Storage, REIT  5,388 694

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Public Storage, REIT  15,013 4,149
Weyerhaeuser, REIT  43,022 1,409
6,893
Total Real Estate 19,986
UTILITIES 1.1%
Electric Utilities 0.6%
Constellation Energy  53,412 5,564
Evergy  13,505 743
FirstEnergy  13,980 504
IDACORP  6,302 604
MGE Energy  3,484 252
NextEra Energy  33,768 2,256
NRG Energy  8,824 331
Southern  24,436 1,655
11,909
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  118,500 444
Chesapeake Utilities  5,417 597
ONE Gas  3,435 249
Southwest Gas Holdings  10,595 656
1,946
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  47,100 734
NextEra Energy Partners  7,881 393
1,127
Multi-Utilities 0.3%
Ameren  4,655 369
Engie (EUR)  189,638 3,054
National Grid (GBP)  155,935 1,946
5,369
Water Utilities 0.0%
California Water Service Group  7,381 371
371
Total Utilities 20,722
Total Miscellaneous Common Stocks  0.1% (9) 1,192
Total Common Stocks (Cost $635,831) 1,052,351

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $8 (4)
(5)(6) 8,319 8
Total Convertible Bonds (Cost $8) 8
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (4)(5)(6)(7) 10,166 55
55
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (4)(5)(6) 22,936 42
42
Total Consumer Discretionary 97
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (4)(5)(6) 9,433 150
Total Consumer Staples 150
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, 0.10%, Acquisition Date: 1/28/22,
Cost $116 (4)(5)(6) 1,101 85
Total Financials 85
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (4)(5)(6) 23,170 124
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(5)(6) 12,283 66
190
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(5)(6) 68,919 70
70
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(5)(6) 54,988 60
60

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (4)(5)(6) 5,327 48
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (4)(5)(6) 8,237 24
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(5)(6) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $145 (4)(5)(6) 3,255 198
695
Total Health Care 1,015
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (4)(5)(6) 1,636 52
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(5)(6) 26,194 132
184
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $69 (4)(5)(6) 5,632 101
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(5)(6) 1,899 34
135
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(5)(6) 3,445 17
17
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (4)(5)(6) 14,525 41
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (4)(5)(6) 10,496 42
83
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(5)(6) 11,613 63
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(5)(6) 16,497 89
152
Total Industrials & Business Services 571
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(5)(6) 3,986 48
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(5)(6) 1,224 15
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(5)(6) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (4)(5)
(6) 2,321 169
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (4)(5)
(6) 116 9

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(5)(6) 340 6
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(5)(6) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (4)
(5)(6) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (4)(5)(6) 4,280 76
325
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(5)(6) 16 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(5)(6) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)(5)(6) 2,493 182
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)(5)
(6) 5,892 431
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(5)(6) 7,205 111
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (4)
(5)(6) 12,058 75
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(5)(6) 3,303 21
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(5)(6) 13,365 68
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (4)(5)(6) 14,030 120
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (4)(5)(6) 1,110 9
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (4)(5)(6) 1,943 11
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(5)(6) 1,595 9
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(5)(6) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (4)(5)(6) 3,698 20
1,075
Total Information Technology 1,400
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(5)(6) 1,853 88
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(5)(6) 2,982 61
149

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75 (4)
(5)(6) 2,736 117
117
Total Materials 266
Total Convertible Preferred Stocks (Cost $4,002) 3,584
CORPORATE BONDS 3.4%
AbbVie, 3.20%, 11/21/29  275,000 248
AbbVie, 4.05%, 11/21/39  320,000 275
AbbVie, 4.25%, 11/21/49  295,000 249
AbbVie, 4.70%, 5/14/45  520,000 466
AbbVie, 4.875%, 11/14/48  390,000 359
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 324
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 378
Alexandria Real Estate Equities, 3.375%, 8/15/31  360,000 310
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 81
Ally Financial, 4.75%, 6/9/27  795,000 743
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  37,000 33
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 311
Aon, 2.80%, 5/15/30  110,000 95
AT&T, 3.50%, 9/15/53  850,000 557
Baltimore Gas & Electric, 5.40%, 6/1/53  150,000 148
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (8)(10) 255,000 288
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (10) 400,000 397
Banco Santander, 6.921%, 8/8/33  200,000 200
Bank of America, 3.248%, 10/21/27  1,885,000 1,756
Bank of America, VR, 1.898%, 7/23/31 (10) 1,220,000 961
Bank of America, VR, 1.922%, 10/24/31 (10) 690,000 540
Bank of America, VR, 2.496%, 2/13/31 (10) 750,000 624
Bank of America, VR, 2.592%, 4/29/31 (10) 75,000 62
Bank of America, VR, 3.419%, 12/20/28 (10) 70,000 64
Bank of America, VR, 3.559%, 4/23/27 (10) 180,000 171
Bank of America, VR, 4.271%, 7/23/29 (10) 715,000 672
Barclays, VR, 5.501%, 8/9/28 (10) 200,000 195
Barclays, VR, 6.224%, 5/9/34 (10) 230,000 226
BAT Capital, 7.079%, 8/2/43  150,000 148
BAT Capital, 7.081%, 8/2/53  235,000 231
BAT International Finance, 1.668%, 3/25/26  60,000 54
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 164
Becton Dickinson & Company, 3.70%, 6/6/27  225,000 213
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 89
Becton Dickinson & Company, 4.669%, 6/6/47  390,000 345

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway Finance, 2.50%, 1/15/51  450,000 279
Berkshire Hathaway Finance, 2.85%, 10/15/50  145,000 97
Berkshire Hathaway Finance, 3.85%, 3/15/52  145,000 115
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 217
Boardwalk Pipelines, 4.45%, 7/15/27  43,000 41
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 494
Boeing, 5.805%, 5/1/50  45,000 44
Booz Allen Hamilton, 5.95%, 8/4/33  135,000 136
Boston Gas, 6.119%, 7/20/53 (1) 105,000 104
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 310
Brixmor Operating Partnership, 4.05%, 7/1/30  195,000 176
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 725
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 380,000 378
Capital One Financial, 3.65%, 5/11/27  670,000 623
Capital One Financial, VR, 2.359%, 7/29/32 (10) 510,000 363
Capital One Financial, VR, 3.273%, 3/1/30 (10) 190,000 162
Capital One Financial, VR, 5.247%, 7/26/30 (10) 100,000 95
Capital One Financial, VR, 5.468%, 2/1/29 (10) 595,000 574
Carvana, 10.25%, 5/1/30 (1) 690,000 540
CBRE Services, 5.95%, 8/15/34  300,000 296
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Celanese U.S. Holdings, 6.35%, 11/15/28  135,000 135
Centene, 2.50%, 3/1/31  370,000 295
Centene, 2.625%, 8/1/31  940,000 748
Charter Communications Operating, 6.484%, 10/23/45  90,000 82
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 109
Citigroup, VR, 3.106%, 4/8/26 (10) 185,000 177
Citigroup, VR, 5.61%, 9/29/26 (10) 430,000 428
Citigroup, VR, 6.174%, 5/25/34 (10) 255,000 255
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (10) 405,000 370
CNO Financial Group, 5.25%, 5/30/25  152,000 148
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 205,000 207
Comcast, 3.25%, 11/1/39  445,000 343
Corebridge Financial, 3.90%, 4/5/32  110,000 96
Credit Suisse, 1.25%, 8/7/26  410,000 359
Crown Castle, 2.25%, 1/15/31  860,000 689
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 689
CSL Finance, 4.05%, 4/27/29 (1) 190,000 180
CVS Health, 3.25%, 8/15/29  100,000 89
CVS Health, 5.05%, 3/25/48  549,000 483
CVS Health, 5.625%, 2/21/53  335,000 317
CVS Health, 5.875%, 6/1/53  175,000 171
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 205,000 196
Danske Bank, VR, 3.773%, 3/28/25 (1)(10) 255,000 250
Duke Energy, 5.00%, 8/15/52  825,000 722

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duke Energy Indiana, 5.40%, 4/1/53  125,000 121
Edison International, 4.95%, 4/15/25  25,000 25
EDP Finance, 6.30%, 10/11/27 (1) 200,000 205
Elevance Health, 5.125%, 2/15/53  165,000 155
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 208
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  140,000 133
Enterprise Products Operating, 3.20%, 2/15/52  220,000 148
Equifax, 5.10%, 12/15/27  235,000 232
Equitable Holdings, 4.35%, 4/20/28  880,000 832
Exelon, 5.60%, 3/15/53  235,000 225
Fifth Third Bancorp, 2.375%, 1/28/25  65,000 62
Fifth Third Bancorp, 2.55%, 5/5/27  40,000 36
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 69
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (10) 100,000 94
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 170,000 171
Georgia Power, 4.95%, 5/17/33  330,000 319
GLP Capital, 3.35%, 9/1/24  100,000 97
Goldman Sachs Group, 3.50%, 11/16/26  145,000 136
Goldman Sachs Group, VR, 1.542%, 9/10/27 (10) 410,000 362
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 390,000 365
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 395,000 378
Hasbro, 3.55%, 11/19/26  100,000 94
HCA, 2.375%, 7/15/31  140,000 110
HCA, 3.125%, 3/15/27  165,000 151
HCA, 3.375%, 3/15/29  65,000 58
HCA, 3.50%, 9/1/30  278,000 242
HCA, 5.375%, 9/1/26  130,000 129
HCA, 5.875%, 2/15/26  120,000 120
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 112
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 397
HSBC Holdings, VR, 4.755%, 6/9/28 (10) 480,000 460
HSBC Holdings, VR, 5.21%, 8/11/28 (10) 335,000 327
HSBC Holdings, VR, 6.254%, 3/9/34 (10) 545,000 551
Humana, 4.875%, 4/1/30  310,000 301
Humana, 5.50%, 3/15/53  600,000 580
Huntington National Bank, VR, 5.699%, 11/18/25 (10) 250,000 246
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 99
Indiana Michigan Power, 5.625%, 4/1/53  30,000 30
Intercontinental Exchange, 2.65%, 9/15/40  90,000 62
Intercontinental Exchange, 4.35%, 6/15/29  350,000 335
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 200,000 198
JPMorgan Chase, VR, 1.578%, 4/22/27 (10) 1,340,000 1,203
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 510,000 453
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 475,000 398
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 195,000 167

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 260,000 221
KBC Group, VR, 5.796%, 1/19/29 (1)(10) 640,000 632
Las Vegas Sands, 3.50%, 8/18/26  170,000 158
Lowe's, 4.25%, 4/1/52  205,000 162
Lowe's, 5.625%, 4/15/53  120,000 117
Lowe's, 5.75%, 7/1/53  110,000 109
LSEGA Financing, 2.00%, 4/6/28 (1) 1,020,000 878
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 236
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 147
Marriott International, 4.90%, 4/15/29  75,000 73
Marriott International, 5.00%, 10/15/27  255,000 253
Mars, 4.75%, 4/20/33 (1) 310,000 305
Marsh & McLennan, 2.25%, 11/15/30  140,000 116
Mattel, 5.875%, 12/15/27 (1) 220,000 215
Merck, 5.00%, 5/17/53  210,000 205
Meta Platforms, 5.60%, 5/15/53  555,000 557
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 180,000 175
Micron Technology, 5.327%, 2/6/29  180,000 176
Micron Technology, 6.75%, 11/1/29  160,000 166
Morgan Stanley, VR, 1.593%, 5/4/27 (10) 2,565,000 2,303
Morgan Stanley, VR, 4.431%, 1/23/30 (10) 150,000 142
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 830,000 814
Nasdaq, 6.10%, 6/28/63  85,000 84
Netflix, 4.625%, 5/15/29 (EUR)  500,000 553
NextEra Energy Capital Holdings, 2.44%, 1/15/32  305,000 244
NextEra Energy Capital Holdings, 3.00%, 1/15/52  305,000 193
NextEra Energy Capital Holdings, 5.00%, 7/15/32  100,000 96
NextEra Energy Capital Holdings, 5.25%, 2/28/53  135,000 125
NextEra Energy Capital Holdings, 5.749%, 9/1/25  210,000 210
NiSource, 5.25%, 3/30/28  65,000 64
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 125,000 108
Nordea Bank, 5.375%, 9/22/27 (1) 245,000 243
NRG Energy, 4.45%, 6/15/29 (1) 155,000 138
Occidental Petroleum, 8.875%, 7/15/30  130,000 149
ONEOK, 5.80%, 11/1/30  120,000 120
ONEOK, 6.05%, 9/1/33  175,000 176
Pacific Gas & Electric, 2.10%, 8/1/27  175,000 151
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 265
Pacific Gas & Electric, 4.55%, 7/1/30  305,000 274
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 105
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 106
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 636
Pfizer Investment Enterprises, 4.75%, 5/19/33  205,000 202
Pfizer Investment Enterprises, 5.30%, 5/19/53  205,000 204
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 305
Philip Morris International, 5.125%, 2/15/30  215,000 213

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pioneer Natural Resources, 5.10%, 3/29/26  110,000 109
PNC Financial Services Group, 2.55%, 1/22/30  110,000 92
PNC Financial Services Group, VR, 6.037%, 10/28/33 (10) 365,000 369
Public Storage Operating, 5.35%, 8/1/53  70,000 68
Realty Income, 3.95%, 8/15/27  139,000 132
Regency Centers, 3.60%, 2/1/27  300,000 281
Revvity, 1.90%, 9/15/28  280,000 238
Revvity, 2.25%, 9/15/31  150,000 118
Revvity, 3.30%, 9/15/29  105,000 93
Reynolds American, 4.45%, 6/12/25  53,000 52
Rogers Communications, 3.20%, 3/15/27  135,000 125
Rogers Communications, 3.80%, 3/15/32  210,000 180
Rogers Communications, 4.35%, 5/1/49  30,000 23
Rogers Communications, 4.55%, 3/15/52  800,000 618
Ross Stores, 1.875%, 4/15/31  365,000 286
Santander Holdings USA, VR, 2.49%, 1/6/28 (10) 120,000 105
Santander Holdings USA, VR, 6.499%, 3/9/29 (10) 80,000 79
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 930,000 844
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 379
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 64
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 281
Sempra, 3.70%, 4/1/29  105,000 96
Southern, 5.20%, 6/15/33  495,000 481
Southern California Edison, 5.70%, 3/1/53  170,000 164
Southern California Edison, Series D, 4.70%, 6/1/27  235,000 231
Sprint Capital, 8.75%, 3/15/32  245,000 292
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 210,000 188
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 935,000 834
Standard Chartered, VR, 3.971%, 3/30/26 (1)(10) 205,000 198
Sutter Health, 5.164%, 8/15/33  100,000 98
Sutter Health, 5.547%, 8/15/53  90,000 91
T-Mobile USA, 5.75%, 1/15/54  620,000 612
Targa Resources Partners, 5.50%, 3/1/30  450,000 431
Targa Resources Partners, 6.875%, 1/15/29  74,000 75
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  95,000 78
Truist Financial, VR, 4.123%, 6/6/28 (10) 370,000 350
UBS Group, 3.75%, 3/26/25  640,000 618
UBS Group, VR, 5.959%, 1/12/34 (1)(10) 315,000 316
UnitedHealth Group, 2.00%, 5/15/30  945,000 789
UnitedHealth Group, 2.75%, 5/15/40  70,000 50
UnitedHealth Group, 4.50%, 4/15/33  310,000 299
UnitedHealth Group, 5.05%, 4/15/53  465,000 442
UnitedHealth Group, 5.875%, 2/15/53  270,000 289
Utah Acquisition Sub, 3.95%, 6/15/26  791,000 748
Utah Acquisition Sub, 5.25%, 6/15/46  30,000 24
Verizon Communications, 2.55%, 3/21/31  450,000 370

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 2.65%, 11/20/40  340,000 227
Viatris, 3.85%, 6/22/40  283,000 197
Viatris, 4.00%, 6/22/50  155,000 102
Vistra Operations, 5.125%, 5/13/25 (1) 355,000 345
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 561
Warnermedia Holdings, 3.755%, 3/15/27  520,000 487
Wells Fargo, 4.30%, 7/22/27  290,000 278
Wells Fargo, VR, 2.393%, 6/2/28 (10) 1,860,000 1,655
Wells Fargo, VR, 2.572%, 2/11/31 (10) 1,645,000 1,373
Wells Fargo, VR, 2.879%, 10/30/30 (10) 850,000 728
Westlake, 1.625%, 7/17/29 (EUR)  177,000 162
Xcel Energy, 3.40%, 6/1/30  360,000 319
Total Corporate Bonds (Cost $75,702) 69,140
EQUITY MUTUAL FUNDS 11.6%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,673,944 86,047
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 8,130,164 78,294
T. Rowe Price Real Assets Fund - I Class (2) 5,334,973 72,716
Total Equity Mutual Funds (Cost $219,796) 237,057
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
State of Israel, Series 0347, 3.75%, 3/31/47 (ILS)  4,670,000 1,150
Total Foreign Government Obligations & Municipalities (Cost
$1,229) 1,150
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.608%, 9/15/32 (1) 190,000 189
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 400,116 304
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.584%, 11/15/34 (1) 195,000 81
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 196,970 168
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.114%, 6.424%, 4/15/34 (1) 535,000 533
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 345,000 344
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.721%, 10/15/36 (1) 330,000 319

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 7.403%, 3/15/35 (1) 477,000 470
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 396,274 301
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 152,939 120
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 46,526 44
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  295,197 281
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.402%, 2/25/30  77,488 77
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 203,844 184
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 430,000 275
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 62,675 58
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 329,789 250
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 80,286 72
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 26,949 24
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 19,871 18
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 600,000 585
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 6.458%, 12/15/36 (1) 370,000 368
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.057%, 12/15/36 (1) 335,000 332
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.928%, 7/25/44 (1) 6,566 7
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.926%, 10/25/50 (1) 171,422 142
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 300,826 228
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 306,362 233
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 137,448 108
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 131
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 71,196 62

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 82,292 72
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.578%, 12/25/50 (1) 232,896 191
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 68,954 60
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 7,508 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 16,518 16
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.286%, 6/25/50 (1) 239,170 198
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.774%, 8/15/38 (1) 680,085 647
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 248,187 188
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 174,616 153
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.44%, 4/25/43  139,183 128
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 201,653 183
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 43,504 40
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 10,197 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 30,916 28
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 8,421 8
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 173,130 174
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.429%, 10/25/59 (1) 76,446 76
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 315,313 239
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 94
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 184,699 148
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 625
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,016
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 570,000 512

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 84
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$12,808) 11,204
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  14,566 1,607
Total Consumer Discretionary 1,607
Total Preferred Stocks (Cost $1,238) 1,607
PRIVATE INVESTMENT COMPANIES 4.1%
Blackstone Partners Offshore Fund (4)(6) 36,840 84,183
Total Private Investment Companies (Cost $57,296) 84,183
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.6%
U.S. Government Agency Obligations 3.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  98,106 91
3.00%, 12/1/42 - 2/1/47  918,178 812
3.50%, 8/1/42 - 3/1/46  872,852 801
4.00%, 8/1/40 - 12/1/41  362,248 346
4.50%, 6/1/39 - 10/1/41  266,319 261
5.00%, 1/1/24 - 8/1/40  93,190 93
6.00%, 4/1/24 - 8/1/38  71,851 74
6.50%, 11/1/29 - 10/1/32  7,235 8
7.00%, 10/1/25 - 6/1/32  4,559 4
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 5.975%, 7/1/35  1,311 1
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  5,617 6
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  10,425 10
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  11,202 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  176,674 34
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  409,936 351
2.00%, 8/1/36 - 9/1/52  5,838,777 4,694
2.50%, 6/1/37 - 5/1/52  8,478,734 7,150
3.00%, 5/1/31 - 8/1/52  3,635,152 3,194
3.50%, 6/1/47 - 9/1/52  1,016,228 923
4.00%, 8/1/37 - 9/1/52  629,855 595

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 9/1/37 - 10/1/52  215,672 205
5.00%, 10/1/52  121,579 118
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  91,586 81
3.50%, 6/1/42 - 5/1/46  470,753 430
4.00%, 11/1/40  168,685 158
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.869%,
6.119%, 8/1/36  12,310 12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,342 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,089,189 1,761
2.00%, 5/1/36 - 4/1/52  19,068,518 15,458
2.50%, 1/1/32 - 4/1/52  9,308,008 7,807
3.00%, 8/1/27 - 4/1/51  5,613,305 4,982
3.50%, 2/1/35 - 1/1/52  3,423,747 3,134
4.00%, 7/1/35 - 8/1/52  3,267,211 3,081
4.50%, 7/1/39 - 8/1/52  1,823,947 1,759
5.00%, 7/1/33 - 10/1/52  1,240,348 1,223
5.50%, 11/1/34 - 9/1/41  386,884 393
6.00%, 3/1/33 - 2/1/53  1,322,228 1,348
6.50%, 7/1/32 - 5/1/40  195,719 201
7.00%, 9/1/30 - 4/1/32  2,823 3
UMBS, TBA (11)
2.00%, 9/1/38 - 9/1/53  2,345,000 1,938
2.50%, 9/1/53  1,110,000 919
3.00%, 9/1/53  1,575,000 1,357
3.50%, 9/1/53  1,340,000 1,198
4.00%, 9/1/53  885,000 817
4.50%, 9/1/53  865,000 820
5.00%, 9/1/53  1,500,000 1,454
5.50%, 9/1/53  1,120,000 1,106
6.50%, 9/1/53  695,000 706
71,928
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
1.50%, 9/20/36 - 2/20/37  357,191 302
2.00%, 3/20/51 - 3/20/52  4,665,407 3,854
2.50%, 8/20/50 - 3/20/52  4,605,639 3,922
3.00%, 9/15/42 - 6/20/52  3,905,989 3,457
3.50%, 11/20/42 - 10/20/49  2,411,222 2,221
4.00%, 2/20/41 - 10/20/52  1,982,203 1,861
4.50%, 11/20/39 - 10/20/52  1,559,964 1,502
5.00%, 7/20/39 - 6/20/48  777,004 772
5.50%, 10/20/32 - 3/20/49  426,587 434
6.00%, 8/20/34 - 12/20/38  178,822 187
6.50%, 2/15/29  1,122 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 9/20/27 - 1/20/53  263,037 269
7.50%, 1/15/30  2,575 3
8.00%, 8/15/24 - 10/20/25  72 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  51,030 46
3.50%, 10/20/50  190,000 158
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  108,281 16
4.00%, 2/20/43  42,198 5
Government National Mortgage Assn., TBA (11)
2.00%, 9/20/53  285,000 235
2.50%, 9/20/53  205,000 174
5.00%, 9/20/53  365,000 355
5.50%, 9/20/53  1,995,000 1,975
6.00%, 9/20/53  520,000 522
6.50%, 9/20/53  600,000 608
22,879
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $102,326) 94,807
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.3%
U.S. Treasury Obligations 4.3%
U.S. Treasury Bonds, 3.00%, 8/15/52 (12)(13) 6,745,000 5,376
U.S. Treasury Bonds, 3.375%, 8/15/42  8,640,000 7,497
U.S. Treasury Bonds, 3.625%, 2/15/53  5,945,000 5,356
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 2,014
U.S. Treasury Bonds, 4.00%, 11/15/42 (13) 6,045,000 5,733
U.S. Treasury Bonds, 4.00%, 11/15/52  3,900,000 3,764
U.S. Treasury Notes, 0.625%, 8/15/30  7,455,000 5,873
U.S. Treasury Notes, 1.50%, 1/31/27  9,795,000 8,886
U.S. Treasury Notes, 2.25%, 1/31/24  8,025,000 7,921
U.S. Treasury Notes, 3.875%, 1/15/26  9,035,000 8,864
U.S. Treasury Notes, 3.875%, 11/30/29  2,680,000 2,626
U.S. Treasury Notes, 4.00%, 12/15/25  7,525,000 7,403
U.S. Treasury Notes, 4.00%, 2/15/26  5,025,000 4,945
U.S. Treasury Notes, 4.125%, 8/31/30  5,895,000 5,869
U.S. Treasury Notes, 4.125%, 11/15/32  6,015,000 6,011
88,138
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $91,562) 88,138

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 5.38% (2)(14) 51,394,066 51,394
Total Short-Term Investments (Cost $51,394) 51,394
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (2)(14) 2,951,549 2,952
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,952
Total Securities Lending Collateral (Cost $2,952) 2,952
Total Investments in Securities 101.2%
(Cost $1,704,366) $ 2,069,281
Other Assets Less Liabilities (1.2)% (25,378)
Net Assets 100.0% $ 2,043,903
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$29,799 and represents 1.5% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,718 and represents 0.3% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) All or a portion of this security is on loan at August 31, 2023.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $14,184 and represents 0.7% of net assets.
(12) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2023.
(13) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
10/20/23 @ $4,550.00 215 96,915 (1,515)
Total Options Written (Premiums $(1,689)) $ (1,515)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 6,467 180 172 8
Total Bilateral Credit Default Swaps, Protection
Bought 172 8
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 88 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 173 8
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 763 29 — 29
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 74 1 (1) 2
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,520 15 (14) 29

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,820 4 (34) 38
Total Centrally Cleared Credit Default Swaps,
Protection Sold 98
Total Centrally Cleared Swaps 98
Net payments (receipts) of variation margin to date (99)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/19/23 ILS 1,517 USD 401 $ (1)
BNP Paribas 11/24/23 USD 529 EUR 484 2
Citibank 10/19/23 ILS 968 USD 256 (1)
Citibank 10/19/23 USD 2,403 ILS 8,886 62
HSBC Bank 11/24/23 USD 168 EUR 153 1
JPMorgan Chase 10/19/23 ILS 792 USD 209 —
State Street 10/19/23 ILS 503 USD 134 (1)
State Street 11/24/23 USD 252 EUR 230 1
UBS Investment Bank 10/19/23 ILS 426 USD 112 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 63

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 130 Euro BOBL contracts 9/23 16,368 $ 60
Short, 24 Euro BUXL thirty year bond contracts 9/23 (3,482) 52
Short, 80 MSCI EAFE Index contracts 9/23 (8,437) 147
Long, 123 S&P 500 E-Mini Index contracts 9/23 27,773 (86)
Long, 4 U.S. Treasury Long Bond contracts 12/23 487 1
Long, 258 U.S. Treasury Notes five year contracts 12/23 27,586 51
Long, 80 U.S. Treasury Notes ten year contracts 12/23 8,882 10
Short, 15 U.S. Treasury Notes two year contracts 12/23 (3,057) (9)
Short, 46 Ultra U.S. Treasury Bonds contracts 12/23 (5,956) (17)
Long, 32 Ultra U.S. Treasury Notes ten year contracts 12/23 3,716 —
Net payments (receipts) of variation margin to date (202)
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.43%  $ — $ (2,716) $ 692
T. Rowe Price Inflation Protected Bond Fund - I
Class, 6.06%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.69%  (772) 1,784 924
T. Rowe Price Institutional Emerging Markets
Equity Fund  (390) 1,197 —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.97%  (201) 778 571
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.04%  (162) 1,386 1,062
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.51%  (463) 460 669
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.11%  — — —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 1,139 —
T. Rowe Price Real Assets Fund - I Class  — 3,517 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.31%  — (3,908) 570
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 794
Totals $ (1,988)# $ 3,637 $ 5,282+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.43%  $ 59,822 $ 1,192 $ — $ 58,298
T. Rowe Price Inflation
Protected Bond Fund - I Class,
6.06%  7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.69%  64,066 924 2,921 63,853
T. Rowe Price Institutional
Emerging Markets Equity Fund  86,490 — 1,640 86,047
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.97%  27,850 571 3,801 25,398
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.04%  60,296 2,062 1,161 62,583
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.51%  84,741 669 2,463 83,407
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.11%  78 — — 78
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,155 — — 78,294
T. Rowe Price Real Assets Fund
- I Class  54,489 14,710 — 72,716
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.31%  65,095 1,420 — 62,607
T. Rowe Price Government
Reserve Fund, 5.40% 817  ¤  ¤ 2,952
T. Rowe Price Treasury Reserve
Fund, 5.38% 54,980  ¤  ¤ 51,394
Total $ 647,634^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,282 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $706,293.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 279,914 $ — $ 279,914
Bond Mutual Funds 356,231 — — 356,231
Common Stocks 809,362 241,768 1,221 1,052,351
Convertible Bonds — — 8 8
Convertible Preferred Stocks — — 3,584 3,584
Equity Mutual Funds 237,057 — — 237,057
Preferred Stocks — 1,607 — 1,607
Private Investment Companies — — 84,183 84,183
Short-Term Investments 51,394 — — 51,394
Securities Lending Collateral 2,952 — — 2,952
Total Securities 1,456,996 523,289 88,996 2,069,281
Swaps* — 279 — 279
Forward Currency Exchange
Contracts — 66 — 66
Futures Contracts* 321 — — 321
Total $ 1,457,317 $ 523,634 $ 88,996 $ 2,069,947
Liabilities
Options Written $ — $ 1,515 $ — $ 1,515
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 112 — — 112
Total $ 112 $ 1,518 $ — $ 1,630
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2023, totaled $524,000 for the period ended
August 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/23
Investment in Securities
Common Stocks $ 2,499 $ 119 $ 293 $ (1,690) $ 1,221
Convertible Bonds 8 — — — 8
Convertible Preferred Stocks 4,718 (725) — (409) 3,584
Private Investment Companies 86,906 2,277 — (5,000) 84,183
Total $ 94,131 $ 1,671 $ 293 $ (7,099) $ 88,996
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,221 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 11.0x
3.6x Increase
Sales growth
rate
23%
- 168%
41% Increase
Enterprise
value to gross
profit multiple
4.7x
– 13.4
9.3x Increase
Gross profit
growth rate
24%
- 37%
26% Increase
Enterprise
value to
EBITDA
multiple
19.3x 19.3x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 37%
- 39%
37% Increase
Convertible
Bonds
$ 8 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,584 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.0x
4.7x Increase
Sales growth
rate
15%
- 168%
40% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 22.6x
14.7x Increase
Projected
enterprise
value to gross
profit multiple
23.5x
– 30.5x
27.0x Increase
Enterprise
value to gross
profit multiple
2.3x
– 15.1x
9.9x Increase
Gross profit
growth rate
24%
- 51%
43% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
13.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Premium
to public
company
multiples
11%
- 36%
23% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
- 40%
21% Decrease
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
70%
- 80%
72% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 84,183 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F102-054Q1 08/23